Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net
The following is the summary of property and equipment and related accumulated depreciation as of December 31, 2023, and December 31, 2022 (years not stated in thousands):

	Useful Life	December 31, 2023	December 31, 2022
Internal use software	3 years	$296	$245
Furniture and fixtures	5 years	380	375
Lab equipment	7 years	514	279
Leasehold improvements	7 years	247	232

Total property and equipment		1,437	1,131
Less: accumulated depreciation and amortization		(381)	(133)

Total property and equipment, net		$1,056	$998